DISPOSITIONS AND ACQUISITIONS (Purchase Price Allocation) (Details) shares in Millions		3 Months Ended			7 Months Ended	12 Months Ended
		Dec. 31, 2014 USD ($) $ / bbl	Jun. 30, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / bbl	Dec. 31, 2013 USD ($)	Jun. 03, 2013 USD ($)	May 31, 2013 USD ($) $ / bbl shares	Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Current assets			$ 1,291,000,000
Subject to amortization			12,198,000,000		$ 12,200,000,000			$ 12,200,000,000
Not subject to amortization			11,112,000,000		$ 11,100,000,000			$ 11,100,000,000
Property, plant, and equipment			262,000,000
Investment in MMR	[1]		0
Other assets			394,000,000
Current liabilities			(1,080,000,000)
Debt (current and long-term)			(11,251,000,000)
Deferred income taxes	[2]		(3,917,000,000)
Other long-term liabilities			(1,061,000,000)
Redeemable noncontrolling interest			(967,000,000)
Total fair value, excluding goodwill			6,981,000,000
Goodwill			1,938,000,000
Total purchase price			8,919,000,000
Business Combinations, Tax Rate, Fair Value Adjustments, Percent					38.00%
Federal Statutory Income Tax Rate, Percent					35.00%	35.00%	35.00%	35.00%
State and Local Income Taxes, Percent					3.00%	1.00%	14.00%	(1.00%)
Goodwill impairment		$ 1,700,000,000				$ 0	$ 1,717,000,000	$ 0
Plains Exploration & Production Company [Member]
Business Acquisition [Line Items]
Current assets			1,193,000,000
Subject to amortization			11,447,000,000
Not subject to amortization			9,401,000,000
Property, plant, and equipment			261,000,000
Investment in MMR	[1]		848,000,000
Other assets			12,000,000
Current liabilities			(906,000,000)
Debt (current and long-term)			(10,631,000,000)
Deferred income taxes	[2]		(3,917,000,000)
Other long-term liabilities			(799,000,000)
Redeemable noncontrolling interest			(708,000,000)
Total fair value, excluding goodwill			6,201,000,000
Goodwill			438,000,000
Total purchase price			6,639,000,000							$ 6,639,000,000
McMoRan Exploration Co [Member]
Business Acquisition [Line Items]
Investment Owned, Balance, Shares | shares										51
Current assets			98,000,000
Subject to amortization			751,000,000
Not subject to amortization			1,711,000,000
Property, plant, and equipment			1,000,000
Investment in MMR			0	[1]						$ 848,000,000
Other assets			382,000,000
Current liabilities			(174,000,000)
Debt (current and long-term)			(620,000,000)
Deferred income taxes	[2]		0
Other long-term liabilities			(262,000,000)
Redeemable noncontrolling interest			(259,000,000)
Total fair value, excluding goodwill			1,628,000,000
Goodwill			1,500,000,000
Total purchase price			3,128,000,000						$ 3,128,000,000
Plains Exploration & Production Company and McMoRan Exploration Co [Member]
Business Acquisition [Line Items]
Goodwill		$ 0			$ 1,916,000,000		0	1,916,000,000			$ 0
Business Combination, Adjustment to Recognized Identifiable Assets Acquired and Liabilities Assumed Oil and Gas Properties Subject to Depletion			5,000,000
Business Combination, Adjustment to Recognized Identifiable Assets Acquired and Liabilities Assumed Oil and Gas Properties Not Subject to Depletion			25,000,000
Increase in other assets (deferred income tax asset)			42,000,000
(Decrease) increase in goodwill			22,000,000				22,000,000	$ 1,916,000,000
Goodwill impairment							1,717,000,000
Eagle Ford [Member]
Business Acquisition [Line Items]
(Decrease) increase in goodwill							$ (221,000,000)
Intersubsegment Eliminations [Member]
Business Acquisition [Line Items]
Current assets			0
Subject to amortization			0
Not subject to amortization			0
Property, plant, and equipment			0
Investment in MMR	[1]		(848,000,000)
Other assets			0
Current liabilities			0
Debt (current and long-term)			0
Deferred income taxes	[2]		0
Other long-term liabilities			0
Redeemable noncontrolling interest			0
Total fair value, excluding goodwill			(848,000,000)
Goodwill			0
Total purchase price			$ (848,000,000)
Minimum [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Energy Measure | $ / bbl		62					62			90
Maximum [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Energy Measure | $ / bbl		80					80			98

[1]	PXP owned 51 million shares of MMR common stock, which were eliminated in FCX's consolidated balance sheet at the acquisition date of MMR.
[2]	Deferred income taxes have been recognized based on the estimated fair value adjustments to net assets using a 38 percent tax rate, which reflected a 35 percent federal statutory rate and a 3 percent weighted-average of the applicable statutory state tax rates (net of federal benefit).